Lease Liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Lease Liabilities [Abstract]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities

The expected undiscounted contractual cash flows of the lease liabilities as at September 30, 2026 were as follows:

Remainder 2026	2027	2028	2029	2030	Thereafter	Total
$1,576	$5,838	$5,696	$6,004	$5,764	$38,000	$62,878